UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22730

JNL Strategic Income Fund LLC
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2015 – September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Schedule of Investments

September 30, 2015

JNL/PPM America Strategic Income Fund

	Shares/Par†	Value

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.6%
American Airlines Pass-Through Trust
5.60%, 07/15/20 (a) (b)	$480,267	$489,873
4.95%, 01/15/23	216,957	231,602
American Tower Trust I, 3.07%, 03/15/23 (c)	810,000	799,117
AmeriCredit Automobile Receivables Trust, 1.07%, 03/08/18	302,000	301,923
Banc of America Commercial Mortgage Trust REMIC, 5.93%, 07/10/17 (d)	313,503	333,817
Banc of America Re-Remic Trust REMIC, 3.49%, 04/16/25 (c) (d)	189,000	190,411
Continental Airlines Inc. Pass-Through Certificates, 6.13%, 04/29/18	504,000	522,900
Continental Airlines Inc. Pass-Through Trust, 4.00%, 10/29/24	239,683	243,878
Dell Equipment Finance Trust
1.30%, 03/23/20 (c)	112,000	111,824
1.81%, 03/23/20 (c)	82,000	81,930
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.88%, 04/12/17 (d)	447,365	469,173
Total Non-U.S. Government Agency Asset- Backed Securities (cost $3,765,992)		3,776,448

CORPORATE BONDS AND NOTES - 82.0%
CONSUMER DISCRETIONARY - 12.3%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (c)	222,000	170,940
AutoZone Inc., 3.25%, 04/15/25	130,000	127,576
Beazer Homes USA, Inc., 5.75%, 06/15/19	698,000	654,375
Boyd Gaming Corp., 6.88%, 05/15/23	207,000	210,105
British Sky Broadcasting Group Plc, 3.75%, 09/16/24 (c)	256,000	252,436
CCO Holdings LLC, 5.88%, 05/01/27 (c)	300,000	278,250
CCO Safari II LLC
6.38%, 10/23/35 (c)	301,000	304,663
6.48%, 10/23/45 (c)	177,000	178,440
6.83%, 10/23/55 (c)	375,000	372,789
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (c) (e)	110,000	42,075
Comcast Corp., 3.38%, 08/15/25	163,000	164,325
Delphi Corp., 5.00%, 02/15/23	163,000	168,705
DISH DBS Corp.
5.88%, 07/15/22	525,000	463,312
5.00%, 03/15/23	194,000	162,475
General Motors Co.
3.50%, 10/02/18	500,000	504,035
5.00%, 04/01/35	350,000	324,360
6.25%, 10/02/43	148,000	156,464
Gibson Brands Inc., 8.88%, 08/01/18 (c)	111,000	97,958
GLP Capital LP
4.38%, 11/01/18	100,000	100,750
5.38%, 11/01/23	100,000	101,500
International Game Technology Plc, 5.63%, 02/15/20 (c)	200,000	194,000
KB Home
4.75%, 05/15/19	253,000	243,196
7.50%, 09/15/22	500,000	508,750
Landry’s Holdings II Inc., 10.25%, 01/01/18 (c)	150,000	153,750
Levi Strauss & Co., 5.00%, 05/01/25	100,000	98,000
Live Nation Entertainment Inc., 5.38%, 06/15/22 (c)	100,000	98,000
MGM Resorts International, 6.75%, 10/01/20	1,000,000	1,032,500
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (c) (f)	318,000	335,887
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (c) (e)	311,000	320,330
Netflix Inc., 5.75%, 03/01/24	138,000	140,760
Numericable Group SA
4.88%, 05/15/19 (c)	364,000	352,170
5.38%, 05/15/22 (c), EUR	375,000	419,916
PVH Corp., 4.50%, 12/15/22	700,000	677,250
Schaeffler Finance BV
3.25%, 05/15/19 (c), EUR	148,000	162,449
3.50%, 05/15/22 (c), EUR	222,000	243,723
Schaeffler Holding Finance B.V., 5.75%, 11/15/21 (c), EUR	124,000	147,620
Scientific Games International Inc., 7.00%, 01/01/22 (c)	245,000	241,938
SES SA, 3.60%, 04/04/23 (c)	130,000	131,178
Sirius XM Radio Inc., 6.00%, 07/15/24 (c)	367,000	368,835
Starz LLC, 5.00%, 09/15/19	500,000	497,500
Taylor Morrison Communities Inc., 5.63%, 03/01/24 (c)	129,000	123,840
Tenneco Inc.
6.88%, 12/15/20	500,000	517,500
5.38%, 12/15/24	107,000	109,809
Time Warner Cable Inc., 6.75%, 06/15/39	65,000	65,044
Toll Brothers Finance Corp., 4.00%, 12/31/18	128,000	131,520
Wave Holdco LLC, 8.25%, 07/15/19 (c) (e)	143,000	139,425
WideOpenWest Finance LLC, 10.25%, 07/15/19	475,000	478,562
		12,768,985
CONSUMER STAPLES - 2.9%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (c) (e)	507,000	520,942
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (c)	161,000	148,925
HJ Heinz Co.
3.95%, 07/15/25 (c)	241,000	246,690
5.00%, 07/15/35 (c)	144,000	150,405
5.20%, 07/15/45 (c)	205,000	217,230
JBS Investments GmbH, 7.25%, 04/03/24 (c)	311,000	299,338
JM Smucker Co.
2.50%, 03/15/20 (c)	100,000	100,311
3.50%, 03/15/25 (c)	100,000	99,420
4.38%, 03/15/45 (c)	100,000	95,619
Post Holdings Inc., 8.00%, 07/15/25 (c)	247,000	254,256
Reynolds American Inc.
3.25%, 06/12/20	187,000	192,279
4.45%, 06/12/25	150,000	157,017
5.70%, 08/15/35	155,000	168,510
Tyson Foods Inc.
3.95%, 08/15/24	124,000	126,356
4.88%, 08/15/34	101,000	102,975
5.15%, 08/15/44	100,000	104,967
		2,985,240
ENERGY - 9.3%
Access Midstream Partners LP, 4.88%, 05/15/23	55,000	50,875
Alpha Natural Resources Inc.
9.75%, 04/15/18 (o)	500,000	18,750
6.25%, 06/01/21 (o)	600,000	22,500
Arch Coal Inc., Interest Only, 9.88%, 06/15/19	500,000	40,000
BreitBurn Energy Partners LP, 7.88%, 04/15/22	350,000	125,125
California Resources Corp., 5.50%, 09/15/21	612,000	373,320
Calumet Specialty Products Partners LP, 6.50%, 04/15/21	487,000	438,300
Chaparral Energy Inc., 7.63%, 11/15/22	500,000	147,500
Chesapeake Energy Corp., 3.54%, 04/15/19 (d)	461,000	327,310

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Citgo Holding Inc., 10.75%, 02/15/20 (c)	441,000	426,667
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (c)	117,000	117,357
4.50%, 06/01/25 (c)	100,000	97,111
5.80%, 06/01/45 (c)	100,000	95,536
Concho Resources Inc., 5.50%, 04/01/23	318,000	302,100
Continental Resources Inc., 4.50%, 04/15/23	295,000	253,331
DCP Midstream LLC, 5.85%, 05/21/43 (c) (d)	336,000	268,800
Energy Transfer Partners LP
4.75%, 01/15/26	223,000	205,265
4.90%, 03/15/35	145,000	117,177
5.15%, 03/15/45	119,000	92,876
6.13%, 12/15/45	250,000	222,060
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24	216,000	37,260
EnLink Midstream Partners LP, 4.15%, 06/01/25	167,000	153,254
EnQuest Plc, 7.00%, 04/15/22 (c)	250,000	155,000
Enterprise Products Operating LLC
3.70%, 02/15/26	191,000	180,566
4.95%, 10/15/54	173,000	148,523
EP Energy LLC, 6.38%, 06/15/23	229,000	169,460
Halcon Resources Corp.
8.63%, 02/01/20 (c)	100,000	83,125
9.75%, 07/15/20	113,000	38,420
Ithaca Energy Inc., 8.13%, 07/01/19 (c)	232,000	170,520
Jupiter Resources Inc., 8.50%, 10/01/22 (c)	300,000	168,750
Kinder Morgan Energy Partners LP, 5.00%, 08/15/42	120,000	94,872
Kinder Morgan Inc., 5.30%, 12/01/34	250,000	212,979
Legacy Reserves LP, 6.63%, 12/01/21	280,000	190,400
Linn Energy LLC, 6.50%, 09/15/21	400,000	83,000
MarkWest Energy Partners LP, 5.50%, 02/15/23	250,000	242,187
Memorial Production Partners LP, 6.88%, 08/01/22	270,000	164,700
Oneok Inc., 7.50%, 09/01/23	493,000	474,818
Penn Virginia Corp., 8.50%, 05/01/20	211,000	53,278
Petrobras Global Finance BV, 4.38%, 05/20/23	336,000	219,240
Plains Exploration & Production Co., 6.75%, 02/01/22	345,000	302,824
Range Resources Corp., 4.88%, 05/15/25 (c)	484,000	430,760
Regency Energy Partners LP
5.88%, 03/01/22	442,000	453,071
5.00%, 10/01/22	151,000	147,474
Rice Energy Inc., 7.25%, 05/01/23 (c)	100,000	93,750
Seadrill Ltd., 6.13%, 09/15/17 (c) (g)	114,000	87,780
SM Energy Co., 6.13%, 11/15/22	215,000	199,090
Spectra Energy Partners LP
3.50%, 03/15/25	328,000	306,364
4.50%, 03/15/45	280,000	237,646
Transocean Inc.
6.88%, 12/15/21 (h)	260,000	193,050
4.30%, 10/15/22 (h)	157,000	96,947
Ultra Petroleum Corp., 6.13%, 10/01/24 (c)	294,000	167,580
WPX Energy Inc., 8.25%, 08/01/23	266,000	241,395
		9,740,043
FINANCIALS - 30.2%
Abbey National Treasury Services Plc, 4.00%, 03/13/24	333,000	346,084
AerCap Ireland Capital Ltd., 4.50%, 05/15/21	150,000	149,813
AIG SunAmerica Global Financing X, 6.90%, 03/15/32 (c)	350,000	451,716
Ally Financial Inc., 4.13%, 03/30/20	450,000	445,219
Altice Financing SA, 5.25%, 02/15/23 (c), EUR	100,000	109,729
American Express Credit Corp.
1.80%, 07/31/18	350,000	349,914
2.38%, 05/26/20	164,000	164,075
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (f)	205,000	200,387
6.50% (callable at 100 beginning 10/23/24) (f)	156,000	159,120
3.30%, 01/11/23	523,000	519,860
4.20%, 08/26/24	350,000	349,361
3.95%, 04/21/25	717,000	697,812
4.25%, 10/22/26	181,000	179,022
Barclays Bank Plc
7.63%, 11/21/22	250,000	280,156
7.75%, 04/10/23 (d) (n)	235,000	251,744
3.75%, 05/15/24	300,000	303,393
Barclays Plc
8.00% (callable at 100 beginning 12/15/20) (f) (n), EUR	400,000	472,104
8.25% (callable at 100 beginning 12/15/18) (f)	650,000	677,006
3.65%, 03/16/25	300,000	286,424
BAT International Finance Plc
2.75%, 06/15/20 (c)	250,000	254,824
3.95%, 06/15/25 (c)	400,000	416,214
BlackRock Inc., 3.38%, 06/01/22	220,000	228,612
BNP Paribas SA, 7.37%, (callable at 100 beginning 08/19/25) (c) (f)	200,000	201,250
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (c)	124,000	106,640
Citigroup Inc., 5.90%, (callable at 100 beginning 02/15/23) (f)	600,000	585,000
CME Group Inc., 3.00%, 03/15/25	300,000	294,560
CommScope Technologies Finance LLC, 6.00%, 06/15/25 (c)	123,000	118,004
Credit Suisse AG
6.50%, 08/08/23 (c)	744,000	800,730
3.63%, 09/09/24	520,000	521,071
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (c) (f)	490,000	510,212
Daimler Finance North America LLC, 2.25%, 03/02/20 (c)	1,100,000	1,067,452
Discover Financial Services, 3.95%, 11/06/24	350,000	344,594
Financiere Gaillon 8 SAS, 7.00%, 09/30/19 (c), EUR	517,000	583,476
Five Corners Funding Trust, 4.42%, 11/15/23 (c)	516,000	539,889
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	500,000	498,578
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22) (f)	200,000	217,000
7.13% (callable at 100 beginning 06/15/22) (f)	975,000	1,126,125
6.75%, 03/15/32	200,000	270,226
General Motors Financial Co. Inc., 4.38%, 09/25/21	235,000	239,649
GFI Group Inc., 8.63%, 07/19/18 (h)	275,000	297,000
Goldman Sachs Group Inc.
5.38% (callable at 100 beginning 05/10/20) (f)	460,000	449,362
4.00%, 03/03/24	523,000	538,507
3.50%, 01/23/25	449,000	442,260
3.75%, 05/22/25	106,000	106,454
6.75%, 10/01/37	225,000	268,202
5.15%, 05/22/45	476,000	467,484
Hospitality Properties Trust, 4.50%, 03/15/25	267,000	261,726
HSBC Holdings Plc
5.63% (callable at 100 beginning 01/17/20) (f) (n)	266,000	256,025
6.37% (callable at 100 beginning 03/30/25) (f)	496,000	473,060

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
HSBC USA Inc., 2.35%, 03/05/20	250,000	246,581
Icahn Enterprises LP, 4.88%, 03/15/19	231,000	231,346
International Lease Finance Corp.
7.13%, 09/01/18 (c)	500,000	550,555
4.63%, 04/15/21	206,000	207,030
Intesa Sanpaolo SpA, 5.02%, 06/26/24 (c)	900,000	888,446
Invesco Finance Plc, 3.13%, 11/30/22	370,000	375,183
Janus Capital Group Inc., 4.88%, 08/01/25	172,000	176,446
JPMorgan Chase & Co.
5.30% (callable at 100 beginning 05/01/20) (f)	550,000	540,375
7.90% (callable at 100 beginning 04/30/18) (f)	430,000	446,394
3.20%, 01/25/23	350,000	347,551
Liberty Mutual Group Inc., 4.85%, 08/01/44 (c)	125,000	121,611
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24 (c)	500,000	520,227
Morgan Stanley
4.88%, 11/01/22	400,000	425,988
4.10%, 05/22/23	330,000	335,331
3.88%, 04/29/24	175,000	178,816
4.00%, 07/23/25	100,000	102,243
3.95%, 04/23/27	193,000	185,964
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (d)	813,000	806,089
PNC Financial Services Group Inc., 4.85%, (callable at 100 beginning 06/01/23) (f)	116,000	108,605
Prologis International Funding II, 4.88%, 02/15/20 (c)	440,000	468,613
Prudential Financial Inc., 5.87%, 09/15/42 (d)	205,000	216,787
Royal Bank of Scotland Group Plc
7.50% (callable at 100 beginning 08/10/20) (f) (n)	327,000	326,284
8.00% (callable at 100 beginning 08/10/25) (f) (n)	200,000	201,500
6.13%, 12/15/22	175,000	188,840
6.10%, 06/10/23	382,000	410,609
6.00%, 12/19/23	147,000	156,560
5.13%, 05/28/24	326,000	328,710
Santander UK Plc, 5.00%, 11/07/23 (c)	200,000	207,908
Shell International Finance BV, 3.25%, 05/11/25	258,000	255,235
Societe Generale SA, 6.00%, (callable at 100 beginning 01/27/20) (c) (f)	200,000	184,500
Stena AB, 7.00%, 02/01/24 (c)	233,000	206,205
Thames Water Kemble Finance Plc, 7.75%, 04/01/19, GBP	200,000	329,325
UBS Group AG, 4.13%, 09/24/25 (c)	624,000	621,484
WEA Finance LLC, 3.25%, 10/05/20 (c)	440,000	444,264
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (f)	316,000	323,505
4.48%, 01/16/24	128,000	134,655
4.10%, 06/03/26	150,000	151,394
4.30%, 07/22/27	300,000	305,891
ZF North America Capital Inc.
4.00%, 04/29/20 (c)	183,000	173,964
4.50%, 04/29/22 (c)	150,000	141,750
		31,449,889
HEALTH CARE - 6.3%
AbbVie Inc.
2.90%, 11/06/22	184,000	179,959
3.60%, 05/14/25	334,000	329,896
4.70%, 05/14/45	283,000	274,739
Actavis Funding SCS
3.80%, 03/15/25	192,000	185,746
4.85%, 06/15/44	184,000	167,795
4.75%, 03/15/45	256,000	232,568
Becton Dickinson and Co.
3.73%, 12/15/24	100,000	101,843
4.69%, 12/15/44	111,000	111,158
Capsugel SA, 7.00%, 05/15/19 (c) (e)	280,000	279,300
Centene Corp., 4.75%, 05/15/22	100,000	99,500
Concordia Healthcare Corp., 7.00%, 04/15/23 (c)	100,000	87,250
DJO Finco LLC, 8.13%, 06/15/21 (c)	100,000	97,500
Endo Finance LLC, 6.00%, 07/15/23 (c)	200,000	198,000
Gilead Sciences Inc.
4.80%, 04/01/44	325,000	327,084
4.50%, 02/01/45	152,000	146,460
HCA Holdings Inc., 6.25%, 02/15/21	1,000,000	1,065,000
HCA Inc., 3.75%, 03/15/19	312,000	311,064
Hologic Inc., 5.25%, 07/15/22 (c)	107,000	107,936
IASIS Healthcare LLC, 8.38%, 05/15/19	400,000	411,500
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/52	300,000	277,698
Novartis Capital Corp., 2.40%, 09/21/22	180,000	177,751
Tenet Healthcare Corp.
5.00%, 03/01/19	421,000	407,317
8.13%, 04/01/22	137,000	145,617
6.75%, 06/15/23	149,000	147,510
VRX Escrow Corp., 5.88%, 05/15/23 (c)	295,000	282,831
WellCare Health Plans Inc., 5.75%, 11/15/20	398,000	413,920
		6,566,942
INDUSTRIALS - 3.1%
Abengoa Greenfield SA, 5.50%, 10/01/19 (c), EUR	300,000	127,384
Aircastle Ltd., 4.63%, 12/15/18	110,000	112,049
Bombardier Inc.
5.50%, 09/15/18 (c)	138,000	119,370
4.75%, 04/15/19 (c)	629,000	506,345
6.13%, 01/15/23 (c)	448,000	329,280
7.50%, 03/15/25 (c)	100,000	75,000
Canadian Pacific Railway Co., 6.13%, 09/15/15	275,000	291,889
Dematic SA, 7.75%, 12/15/20 (c)	227,000	229,270
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (c)	198,000	194,040
9.75%, 05/01/20 (c)	203,000	182,700
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (c)	128,000	130,560
Interactive Data Corp., 5.88%, 04/15/19 (c)	133,000	133,000
International Lease Finance Corp., 5.88%, 04/01/19	500,000	525,750
Penske Truck Leasing Co. LP, 4.88%, 07/11/22 (c)	75,000	79,708
US Airways Group Inc., 6.13%, 06/01/18	225,000	231,187
		3,267,532
INFORMATION TECHNOLOGY - 1.3%
Ancestry.com Inc., 9.63%, 10/15/18 (c) (e)	70,000	69,300
Apple Inc., 4.38%, 05/13/45	300,000	295,741
Boxer Parent Co. Inc., 9.00%, 10/15/19 (c) (e)	207,000	146,970
Cisco Systems Inc., 2.45%, 06/15/20	200,000	203,071
CommScope Inc., 4.38%, 06/15/20 (c)	119,000	118,108
Oracle Corp., 4.30%, 07/08/34	260,000	260,799
SS&C Technologies Holdings Inc., 5.88%, 07/15/23 (c)	102,000	103,785
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (c)	262,000	157,200
		1,354,974
MATERIALS - 6.1%
Anglo American Plc, 3.63%, 05/14/20 (c)	181,000	157,940

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
Ardagh Packaging Finance Plc
3.34%, 12/15/19 (c) (d)	600,000	577,500
9.13%, 10/15/20 (c)	225,000	234,562
Barrick Gold Corp.
3.85%, 04/01/22	115,000	105,080
4.10%, 05/01/23	212,000	189,656
Cemex Finance LLC
9.38%, 10/12/22 (c)	750,000	797,775
6.00%, 04/01/24 (c)	200,000	182,000
Cemex SAB de CV, 6.50%, 12/10/19 (c)	326,000	321,925
Crown Americas LLC, 4.50%, 01/15/23	195,000	191,588
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (c)	650,000	521,625
9.75%, 03/01/22 (c)	100,000	93,125
Freeport-McMoRan Copper & Gold Inc.
5.40%, 11/14/34	866,000	605,932
5.45%, 03/15/43	77,000	53,515
INEOS Group Holdings SA, 6.50%, 08/15/18 (c), EUR	167,000	185,207
Methanex Corp., 5.65%, 12/01/44	157,000	145,732
PSPC Escrow Corp., 6.00%, 02/01/23 (c), EUR	325,000	308,451
Rain CII Carbon LLC, 8.25%, 01/15/21 (c)	350,000	280,000
RPM International Inc, 5.25%, 06/01/45	330,000	314,270
Samarco Mineracao SA, 4.13%, 11/01/22 (c)	110,000	87,450
Sealed Air Corp., 4.88%, 12/01/22 (c)	121,000	119,639
Teck Resources Ltd., 3.75%, 02/01/23	176,000	107,360
TPC Group Inc., 8.75%, 12/15/20 (c)	474,000	405,270
Trinseo Materials Operating SCA, 6.38%, 05/01/22 (c), EUR	300,000	321,846
		6,307,448
TELECOMMUNICATION SERVICES - 5.7%
AT&T Inc.
4.50%, 05/15/35	241,000	221,009
4.75%, 05/15/46	184,000	168,696
Frontier Communications Corp.
7.13%, 03/15/19	350,000	342,825
10.50%, 09/15/22 (c)	115,000	111,838
11.00%, 09/15/25 (c)	115,000	111,263
Hughes Satellite Systems Corp., 6.50%, 06/15/19	180,000	193,266
Inmarsat Finance Plc, 4.88%, 05/15/22 (c)	380,000	369,550
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	250,000	195,000
SES Global Americas Holdings GP, 5.30%, 03/25/44 (c)	248,000	244,826
Sprint Capital Corp.
6.90%, 05/01/19	350,000	308,000
6.88%, 11/15/28	194,000	140,650
Sprint Corp., 7.13%, 06/15/24	416,000	320,154
Sprint Nextel Corp., 7.00%, 03/01/20 (c)	350,000	350,875
T-Mobile USA Inc., 6.00%, 03/01/23	185,000	178,525
Verizon Communications Inc.
4.50%, 09/15/20	350,000	378,563
6.40%, 09/15/33	12,000	13,756
4.27%, 01/15/36	577,000	522,351
6.55%, 09/15/43	9,000	10,654
4.86%, 08/21/46	315,000	294,743
5.01%, 08/21/54	304,000	278,055
4.67%, 03/15/55	265,000	228,332
Virgin Media Secured Finance Plc, 5.13%, 01/15/25 (c), GBP	500,000	703,426
Wind Acquisition Finance SA, 4.00%, 07/15/20 (c), EUR	250,000	275,161
		5,961,518
UTILITIES - 4.8%
AES Corp.
3.32%, 06/01/19 (d)	125,000	118,750
5.50%, 04/15/25	400,000	350,000
Dynegy Inc., 6.75%, 11/01/19	100,000	100,250
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (c) (f)	832,000	800,800
Enel SpA, 8.75%, 09/24/73 (c) (d)	395,000	453,152
Exelon Corp.
3.95%, 06/15/25	194,000	195,889
5.10%, 06/15/45	161,000	164,529
FirstEnergy Corp.
4.25%, 03/15/23 (h)	162,000	162,900
7.38%, 11/15/31	125,000	150,917
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (c)	187,000	192,788
GenOn Energy Inc., 9.50%, 10/15/18	250,000	231,250
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	100,000	120,396
Oglethorpe Power Corp., 4.55%, 06/01/44	286,000	282,447
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	275,000	289,132
2.95%, 04/01/25 (c)	350,000	336,616
Pacific Gas & Electric Co., 4.30%, 03/15/45	221,000	219,304
PPL Energy Supply LLC, 6.50%, 06/01/25 (c)	100,000	86,000
RJS Power Holdings LLC, 4.63%, 07/15/19 (c)	375,000	341,250
Southern Water Greensands Financing Plc, 8.50%, 04/15/19, GBP	175,000	297,822
Wisconsin Energy Corp., 3.55%, 06/15/25	100,000	101,609
		4,995,801
Total Corporate Bonds and Notes (cost $92,697,108)		85,398,372

VARIABLE RATE SENIOR LOAN INTERESTS - 3.2% (d)
CONSUMER DISCRETIONARY - 1.0%
AMAYA Holdings BV Term Loan
5.00%, 07/29/21	406,925	399,804
8.00%, 07/28/22	23,625	23,566
Charter Communications Operating LLC Term Loan H, 3.25%, 07/23/23	83,000	82,499
Charter Communications Operating LLC Term Loan I, 3.50%, 01/23/23	50,000	49,698
Petsmart Inc. Covenant-Lite Term Loan B, 4.25%, 03/10/22	100,748	100,485
Schaeffler AG Term Loan, 4.25%, 05/15/20	132,692	132,568
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	251,601	231,052
		1,019,672
ENERGY - 1.0%
Arch Coal Inc. Term Loan, 6.25%, 05/14/18	486,237	273,508
Citgo Petroleum Corp. Term Loan, 9.50%, 05/09/18	199,000	195,643
Energy Future Intermediate Holding Co. LLC Term Loan, 4.25%, 04/28/16	248,749	247,816
Fieldwood Energy LLC 1st Lien Term Loan, 3.88%, 09/28/18	196,502	166,044
Linden Term Loan B, 3.75%, 12/01/20	77,985	77,595
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21	99,000	82,665
		1,043,271
HEALTH CARE - 0.1%
Valeant Pharmaceuticals International Inc. Term Loan, 4.00%, 03/13/22	81,003	80,082

INDUSTRIALS - 0.4%
Gol Linhas Aereas Inteligentes SA Term Loan, 6.00%, 08/18/20 (i)	400,000	396,000

See accompanying Notes to Schedule of Investments.

	Shares/Par†	Value
MATERIALS - 0.4%
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	486,338	396,671

TELECOMMUNICATION SERVICES - 0.2%
Neptune Finco Corp. Term Loan B, 0.00%, 09/16/22 (j)	275,000	273,213

UTILITIES - 0.1%
Texas Competitive Electric Holdings Co. LLC Term Loan, 3.75%, 05/05/16	141,089	140,948
Total Variable Rate Senior Loan Interests (cost $3,716,864)		3,349,857

GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
Port Authority of New York & New Jersey, RB, 4.46%, 10/01/62	320,000	309,639

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.9%
Federal Home Loan Mortgage Corp. - 1.3%
Federal Home Loan Mortgage Corp.
3.00%, 11/15/30, TBA (k)	534,000	554,651
4.00%, 11/01/40 - 02/01/45	725,093	773,954
		1,328,605
Federal National Mortgage Association - 2.6%
Federal National Mortgage Association
3.00%, 05/01/30 - 05/01/43	437,496	447,112
4.50%, 12/01/43 - 08/01/44	446,326	484,538
4.00%, 10/01/44	61,276	65,417
3.00%, 10/15/45, TBA (k)	25,000	25,349
4.00%, 10/15/45, TBA (k)	56,000	59,745
4.50%, 10/15/45, TBA (k)	258,000	279,729
3.50%, 11/15/45, TBA (k)	1,297,000	1,350,552
		2,712,442
Government National Mortgage Association - 2.0%
Government National Mortgage Association
5.00%, 01/20/43	577,641	644,178
4.00%, 01/20/45	450,515	479,985
3.00%, 07/20/45	394,897	403,774
3.50%, 11/15/45, TBA (k)	511,000	534,354
		2,062,291
Total Government and Agency Obligations (cost $6,379,437)		6,412,977

PREFERRED STOCKS - 0.7%

ENERGY - 0.3%
NuStar Logistics LP, 7.63%, (callable at 25 beginning 01/15/18) (f)	13,000	322,270

FINANCIALS - 0.4%
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (f)	14,000	342,720
Total Preferred Stocks (cost $675,000)		664,990

INVESTMENT COMPANIES - 0.0%
PIMCO Dynamic Credit Income Fund	1,500	27,405
Total Investment Companies (cost $33,105)		27,405

SHORT TERM INVESTMENTS - 4.9%

Investment Company - 4.9%
JNL Money Market Fund, 0.10% (l) (m)	5,075,599	5,075,599
Total Short Term Investments (cost $5,075,599)		5,075,599
Total Investments - 100.6% (cost $112,343,105)		104,705,648
Other Assets and Liabilities, Net - (0.6%)		(599,899)
Total Net Assets - 100.0%		$104,105,749

†                      Par amounts are listed in United States Dollars unless otherwise noted.

(a)              Security is restricted to resale to institutional investors.  See Restricted Securities in the Notes to Schedule of Investments.

(b)              The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Company’s Board of Managers (“Board”).

(c)               The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board.  As of September 30, 2015, the aggregate value of these liquid securities was $33,226,127 which represented 31.9% of net assets.

(d)              Variable rate securities. Rate stated was in effect as of September 30, 2015.

(e)               Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(f)                Perpetual security.

(g)               Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2015.

(h)              The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i)                  Security fair valued in good faith in accordance with the procedures approved by the Board. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurement” in the Notes to Schedule of Investments.

(j)                 This variable rate senior loan will settle after September 30, 2015, at which time the interest rate will be determined.

(k)              All or a portion of the investment was purchased on a delayed delivery basis. As of September 30, 2015 the total cost of investments purchased on a delayed delivery basis was $2,799,126.

(l)                  Investment in affiliate.

(m)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2015.

(n)              Convertible security.

(o)              Security is in default relating to principal, dividends and/or interest.

See accompanying Notes to Schedule of Investments.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2015

Currencies:

EUR - European Currency Unit (Euro)

GBP - British Pound

Abbreviations:

ABS - Asset-Backed Security

RB - Revenue Bond

REMIC - Real Estate Mortgage Investment Conduit

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Restricted Securities - The JNL/PPM America Strategic Income Fund (“Fund”) invests in securities that are restricted under the Securities Act of 1933 (“1933 Act”), as amended, or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of September 30, 2015, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
American Airlines Pass-Through Trust, 5.60%, 07/15/20	07/30/2014	$480,267	$489,873	0.5%

Schedule of Open Futures Contracts

	Expiration	Contracts Short	Unrealized Appreciation/ (Depreciation)
Euro FX Currency Future	December 2015	(2)	$872
U.S. Treasury Long Bond Future	December 2015	(22)	(46,772)
U.S. Treasury Note Future, 2-Year	December 2015	(4)	(1,005)
U.S. Treasury Note Future, 5-Year	December 2015	(16)	(9,271)
U.S. Treasury Note Future, 10-Year	December 2015	(83)	(112,784)
Ultra Long Term U.S. Treasury Bond Future	December 2015	(29)	(40,102)
			$(209,062)

Security Valuation - Under the JNL Strategic Income Fund LLC’s (“JNL Strategic Fund” or “Company”) valuation policy and procedures, the Company’s Board of Managers (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC’s (“JNAM” or “Adviser”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Company and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of the Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or widely used quotation system.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2015

utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments as of September 30, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency ABS	$—	$3,776,448	$—	$3,776,448
Corporate Bonds and Notes	—	85,398,372	—	85,398,372
Variable Rate Senior Loan Interests	—	2,953,857	396,000	3,349,857
Government and Agency Obligations	—	6,412,977	—	6,412,977
Preferred Stocks	664,990	—	—	664,990
Investment Companies	27,405	—	—	27,405
Short Term Investments	5,075,599	—	—	5,075,599
Fund Total	$5,767,994	$98,541,654	$396,000	$104,705,648

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$872	$—	$—	$872

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Open Futures Contracts	$(209,934)	$—	$—	$(209,934)

(1)Investments in other financial instruments include futures contracts which are reflected at the unrealized appreciation/(depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Fund recognizes transfers between levels as of the beginning of the period for financial reporting purposes.  There were no significant transfers into or out of Level 1, 2 or 3 for the period.  There were no Level 3 valuations for which significant unobservable valuation inputs were developed at September 30, 2015.

JNL Strategic Income Fund LLC (Unaudited)

Notes to Schedule of Investments

September 30, 2015

Investments in Affiliates — During the period ended September 30, 2015, the Fund invested in a money market fund, which is managed by the Adviser.  The JNL Money Market Fund is offered as a cash management tool to the Fund and its affiliates and is not available for direct purchase by members of the public.  The Fund’s investment in JNL Money Market Fund on December 31, 2014 and September 30, 2015 was $2,963,399 and $5,075,599 respectively. During the period ended September 30, 2015, dividend income received from this investment was $893 and there was no realized gain or loss relating to transactions in this investment.

Income Tax Matters - Under the Investment Company Act of 1940, as amended, the assets of the Fund will not be chargeable with liabilities of any other future series of JNL Strategic Fund.  Until JNL Strategic Fund organizes a new series, it and the Fund will be treated as a single entity for federal tax purposes.  Moreover, so long as that entity is a limited liability company (with a sole series) whose interest are held only by The Prudential Assurance Company Limited (“Sole Member”), it will be disregarded as an entity separate from the latter for those purposes.  JNL Strategic Fund expects that substantially all of the Fund’s income will qualify as portfolio interest or capital gains, neither of which will be subject to federal income or withholding tax if its Sole Member is a non-U.S. person that is not otherwise engaged in the conduct of a trade or business in the United States of America.

For additional information on the Fund’s policies regarding valuation of investments and other significant accounting matters, please refer to the Fund’s most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

The certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Strategic Income Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 25, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 25, 2015

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.